Accounts Receivables (Details) - Schedule of the activity in the allowance for doubtful accounts - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Schedule of the Activity in the Allowance for Doubtful Accounts [Abstract]
Balance at beginning of year	$ 18,458	$ 53,727
Provision	143,003
Charge-offs
Recoveries		(37,591)
Effect of translation adjustment	(15,797)	2,322
Balance at end of year	$ 145,664	$ 18,458